CONTRACT ASSETS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
CONTRACT ASSETS

NOTE – 6 CONTRACT ASSETS

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Project costs incurred	$57,000	$-

Contract assets capitalized relate to prepaid project costs such as subcontracting fee, royalty fee incurred in satisfying performance obligations of respective projects in the future. Contract assets are recognized as part of direct costs in the statements of operations in the year in which revenue from the related projects is recognized. There is no impairment for the six months ended September 30, 2024 and 2025, respectively. The expected timing of recovery or settlement for contract assets is normally within one year.

NOTE – 6 CONTRACT ASSETS

	As of March 31,
	2024	2025
	HKD	HKD

Project costs incurred	$4,337,713	$57,000

Contract assets capitalized relate to prepaid project costs such as subcontracting fee, royalty fee incurred in satisfying performance obligations of respective projects in the future. Contract assets are recognized as part of direct costs in the statements of operations in the year in which revenue from the related projects is recognized. There is no impairment for the years ended March 31, 2024 and 2025, respectively. The expected timing of recovery or settlement for contract assets is normally within one year. The decrease in contract assets as at March 31, 2025 was due to that the Group made more investments or co-orgainzer in different event projects rather than events made by the Group as organizer.